Equity Incentive Plan - Summary of Stock Option Plan Activity (Detail) - Stock Option - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding options, Balance as of December 31, 2019	3,757
Outstanding options, Granted	1,542
Outstanding options, Exercised	(419)
Outstanding options, Forfeited and expired	(117)
Outstanding options, Balance as of December 31, 2020	4,763	3,757
Outstanding options, Exercisable as of December 2020	1,591
Weighted average exercise price, Balance as of December 31, 2019	$ 3.95
Weighted average exercise price, Granted	11.31
Weighted average exercise price, Exercised	2.86
Weighted average exercise price, Forfeited and expired	7.28
Weighted average exercise price, Balance as of December 31, 2020	6.35	$ 3.95
Weighted average exercise price, Exercisable as of December 2020	$ 3.89
Weighted average remaining term	7 years 8 months 15 days	7 years 9 months 21 days
Weighted Average Remaining term, Exercisable at end of period	6 years 4 months 24 days
Aggregate intrinsic value, Balance	$ 240,504	$ 8,618
Aggregate intrinsic value, Exercisable as of December 2020	$ 84,226